SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - DMSH	Jun. 30, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity method investment, ownership percentage	55.50%
Prism and Clairvest Direct Seller
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	44.50%
Prism, Clairvest Direct Seller and SmarterChaos
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	41.90%	44.80%